EXPLORATION AND EVALUATION ASSETS - Disclosure of exploration and evaluation assets summary (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation assets, beginning balance	$ 40,801,924
Reclamation adjustment	(16,486)	$ (15,864,249)
Advance minimum royalty	122,450	77,450
Exploration and evaluation assets, ending balance	68,402,183	40,801,924
Idaho Properties [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation assets, beginning balance	40,801,924	56,491,140
Land acquisitions/option payments	39,000	90,000
Millennial acquisition	0
Legal fees	93,882	14,987
Reclamation adjustment	16,486	(15,864,249)
Depreciation	(7,403)	(7,404)
Total	40,943,889	40,724,474
Advance minimum royalty	97,450	77,450
Exploration and evaluation assets, ending balance	41,041,339	40,801,924
Nevada & Arizona Properties [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation assets, beginning balance	0	0
Land acquisitions/option payments	2,800,000	0
Millennial acquisition	24,523,830
Legal fees	12,014	0
Reclamation adjustment	0	0
Depreciation	0	0
Total	27,335,844	0
Advance minimum royalty	25,000	0
Exploration and evaluation assets, ending balance	27,360,844	0
Exploration and evaluation assets [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation assets, beginning balance	40,801,924	56,491,140
Land acquisitions/option payments	2,839,000	90,000
Millennial acquisition	24,523,830
Legal fees	105,896	14,987
Reclamation adjustment	16,486	(15,864,249)
Depreciation	(7,403)	(7,404)
Total	68,279,733	40,724,474
Advance minimum royalty	122,450	77,450
Exploration and evaluation assets, ending balance	$ 68,402,183	$ 40,801,924